Consolidated Statements of Cash Flows (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
OSB mill
Condensed Financial Statements, Captions [Line Items]
Increase in property, plant and equipment	$ 276